UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2002
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Second Curve Capital, LLC
Address:  200 Park Avenue
          Suite 3300
          New York, NY 10166

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 212-808-3546

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  August 13, 2002

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

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Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:	 31
Form 13F Information Table Value Total:  $382,241												(thousands)
List of Other Included Managers:
  None

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    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE
AMERICREDIT CORP		COM	03060R101	49064	1749167	SH		SOLE		1749167
BAY VIEW CAPITAL CORP - DEL	COM	07262L101	12431	1939300	SH		SOLE		1939300
W R BERKLEY CORP		CL A	084423102	27986	508837	SH		SOLE		508837
BLACKROCK INC CL A		COM	09247X101	6218	140354	SH		SOLE		140354
CAPITAL ONE FINANCIAL CORP	COM	14040H105	37637	616501	SH		SOLE		616501
CHARTER ONE FINANCIAL INC	COM	160903100	11174	325000	SH		SOLE		325000
CHECKFREE CORP NEW		COM	162813109	8211	525000	SH		SOLE		525000
COMMERCE BANCORP INC - N.J.	COM	200519106	5386	121848	SH		SOLE		121848
COMPUCREDIT CORP		COM	20478N100	4153	608874	SH		SOLE		608874
WTS DIME BANCORP INC NEW	COM	25429Q110	36	357051	SH		SOLE		357051
FEDERAL AGRICULTURAL MORTGAGE	COM	313148306	2670	100000	SH		SOLE		100000
FIRST REPUBLIC BANK		COM	336158100	7810	284008	SH		SOLE		284008
FIRST TENNESSEE NATIONAL CORP	COM	337162101	1957	51100	SH		SOLE		51100
HIBERNIA CORP-CL A		CL A	428656102	5937	300000	SH		SOLE		300000
J P MORGAN CHASE & CO		COM	46625H100	11872	350000	SH		SOLE		350000
LENDINGTREE INC			COM	52602Q105	8308	653622	SH	 	SOLE		653622
MBIA INC			COM	55262C100	5653	100000	SH		SOLE		100000
NATIONAL PROCESSING INC		COM	637229105	4543	176089	SH		SOLE		176089
NETBANK INC			COM	640933107	1491	128020	SH		SOLE		128020
NEXTCARD INC			COM	65332K107	0	3534804	SH		SOLE		3534804
PROGRESSIVE CORP-OHIO		COM	743315103	5795	100168	SH		SOLE		100168
PROSPERITY BANCSHARES INC	COM	743606105	8727	479000	SH		SOLE		479000
PROVIDENT FINANCIAL GROUP INC	COM	743866105	6527	225000	SH		SOLE		225000
PROVIDIAN FINANCIAL CORP	COM	74406A102	23491	3995000	SH		SOLE		3995000
SAFECO CORP			COM	786429100	6322	204665	SH		SOLE		204665
SOUTHWEST BANCORPORATION OF	COM	84476R109	13039	360000	SH		SOLE		360000
SOVEREIGN BANCORP INC		COM	845905108	18239	1220033	SH		SOLE		1220033
TYCO INTERNATIONAL LTD		COM	902124106	26345	1950000	SH		SOLE		1950000
UCBH HOLDINGS INC		COM	90262T308	6652	175000	SH		SOLE		175000
UNIONBANCAL CORP		COM	908906100	19268	411276	SH		SOLE		411276
***RENAISSANCERE HOLDINGS LTD	COM	G7496G103	35301	964500	SH		SOLE		964500


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